Property, plant and equipment - Impairment, disposals and pledged as security (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [abstract]
Property, plant and equipment	$ 486,247	$ 554,914	$ 620,034
Impairment charges			71,929
Property, plant and equipment pledged as security for outstanding bank loans and other payables	278,796	305,298
Puertollano silicon metal project
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charges			11,041
Polokwane facility
Disclosure of impairment loss and reversal of impairment loss [abstract]
Fair value of facility		7,130
Carrying value of facility before impairment analysis		4,449
Impairment charges			8,677
Reversed impairment	5,017	2,681
Cee Facility
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charges	20,034
Boo Facility
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charges	11,559
Moi Ran Facility
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charges	15,749
Monzon Facility
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charges	5,915
Chateau Feuillet Facility
Disclosure of impairment loss and reversal of impairment loss [abstract]
Fair value of facility		7,285
Carrying value of facility before impairment analysis		7,726
Impairment charges	5,994	441	17,941
Niagara Facility
Disclosure of impairment loss and reversal of impairment loss [abstract]
Property, plant and equipment			0
Net book value of certain assets		0
Impairment charges			$ 34,270
Write off property, plant and equipment		34,229
Mauritania facility
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charges		573
South Africa Mines
Disclosure of impairment loss and reversal of impairment loss [abstract]
Reversed impairment	2,750
Ferrosolar OPCO | Puertollano silicon metal project
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charges	5,515
Construction in progress [member]
Disclosure of impairment loss and reversal of impairment loss [abstract]
Additions	$ 59,532	$ 33,409